Property and Equipment, Net - Additional Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Property, Plant, and Equipment [Abstract]
Depreciation expenses	$ 271,908	$ 166,540